Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39835
Entity Registrant Name	BENSON HILL, INC.
Entity Central Index Key	0001830210
Entity Tax Identification Number	85-3374823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Research Boulevard
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63132
City Area Code	314
Local Phone Number	222-8218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	BHIL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false